Quarterly Holdings Report
for
Fidelity® Conservative Income Municipal Bond Fund
September 30, 2024
CMB-NPRT3-1124
1.967799.110
Municipal Securities - 101.3%
	Principal Amount (a)	Value ($)
ALABAMA - 3.1%
Electric Utilities - 0.5%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	875,000	886,456
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2008, 3.65% tender 7/15/2034 (b)	6,735,000	6,730,566
		7,617,022
Health Care - 0.2%
Health Care Auth For Bapt Hlth Ala Series 2013B, 4.57% 11/1/2042 VRDN (b)	2,923,000	2,923,000
Industrial Development - 0.2%
Decatur AL Indl Dev Brd Exempt (Nucor Corp Proj.) 3.48% 8/1/2036 VRDN (b)(c)	2,450,000	2,450,000
State G.O. - 0.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	3,585,000	3,626,236
Black Belt Energy Gas District 5.25% 12/1/2024 (Morgan Stanley Guaranteed)	255,000	255,458
Black Belt Energy Gas District 5.25% 12/1/2025 (Morgan Stanley Guaranteed)	335,000	341,624
Black Belt Energy Gas District 5.25% 6/1/2026 (Morgan Stanley Guaranteed)	780,000	803,708
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2025 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,005,000	1,013,524
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2026 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,390,000	1,426,210
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	570,000	589,896
Black Belt Energy Gas District Series 2023C, 5.5% 6/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	245,000	257,830
Southeast Energy Auth Commodity Supply Rev Ala 4% 6/1/2025 (Morgan Stanley Guaranteed)	390,000	391,073
		8,705,559
Synthetics - 1.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev Participating VRDN Series 2023 XM1110, 3.45% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(d)	3,600,000	3,600,000
Black Belt Energy Gas District Participating VRDN 3.45% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,795,000	2,795,000
Black Belt Energy Gas District Participating VRDN 3.45% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,855,000	2,855,000
Black Belt Energy Gas District Participating VRDN 3.45% 2/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	12,515,000	12,515,000
		21,765,000
Water & Sewer - 0.2%
Jefferson Cnty AL Swr Rev 5% 10/1/2024	200,000	200,000
Jefferson Cnty AL Swr Rev 5% 10/1/2025	900,000	916,557
Jefferson Cnty AL Swr Rev 5% 10/1/2026	545,000	567,421
Jefferson Cnty AL Swr Rev 5% 10/1/2027	500,000	530,823
		2,214,801
TOTAL ALABAMA		45,675,382
ALASKA - 0.2%
General Obligations - 0.1%
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2026 (e)	950,000	974,809
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2027 (e)	325,000	340,389
Alaska St Gen. Oblig. Series 2025 A, 5% 8/1/2028 (e)	420,000	447,962
		1,763,160
Transportation - 0.1%
Alaska Airport Series 2021 C, 5% 10/1/2025 (c)	1,075,000	1,095,125
TOTAL ALASKA		2,858,285
ARIZONA - 1.8%
Electric Utilities - 0.1%
Coconino Cnty AZ Poll Ctl Corp (Nevada Power Co Proj.) Series 2017A, 4.125% tender 9/1/2032 (b)(c)	1,460,000	1,466,119
Health Care - 0.4%
Arizona Health Facs Auth Rev (Honorhealth Proj.) Series 2014A, 5% 12/1/2024	635,000	636,063
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	2,390,000	2,460,773
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2017C, 5% tender 1/1/2048 (b)	600,000	600,350
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2025 (e)	1,130,000	1,148,375
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2026 (e)	1,125,000	1,170,111
		6,015,672
Industrial Development - 0.9%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(c)	12,550,000	12,910,943
Synthetics - 0.3%
Arizona St Ind Dev Auth Multi Participating VRDN Series Floater 91 57, 3.47% 11/4/24 (b)(d)	1,905,969	1,905,969
Arizona St Indl Dev Auth Multi Participating VRDN Series XF 31 74, 3.47% 10/7/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)	3,580,000	3,580,000
		5,485,969
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	1,155,000	1,195,887
TOTAL ARIZONA		27,074,590
ARKANSAS - 0.1%
Industrial Development - 0.1%
Blytheville AR Indl Dev Rev (Nucor Corp Proj.) 3.48% 6/1/2028 VRDN (b)(c)	1,700,000	1,700,000
CALIFORNIA - 11.8%
Escrowed/Pre-Refunded - 0.0%
Port Oakland Calif Rev 5% 5/1/2026 (Escrowed to Maturity) (c)	5,000	5,189
General Obligations - 0.4%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Proj.) 0% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	6,355,000	6,199,005
Health Care - 0.6%
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016 B 2, 4% tender 10/1/2036 (b)	8,315,000	8,315,000
Resource Recovery - 2.3%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021 B, 4.15% tender 7/1/2051 (b)(c)	3,500,000	3,500,041
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2021A, 4% tender 7/1/2041 (b)(c)	3,450,000	3,450,000
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 1.3% tender 2/1/2039 (b)(f)	6,475,000	6,430,283
California Mun Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2017 A, 4.25% tender 12/1/2044 (b)(c)	8,005,000	8,012,408
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 1, 4.1% tender 11/1/2042 (b)(c)(f)	3,500,000	3,499,821
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2017 A 2, 4.1% tender 11/1/2042 (b)(c)(f)	4,900,000	4,899,749
California Pcf Solid Wst Disp (Republic Services Inc Proj.) Series 2023, 4.05% tender 7/1/2043 (b)(c)(f)	2,700,000	2,697,701
		32,490,003
State G.O. - 0.1%
California Community Choice Financing Authority 5% 12/1/2025 (Athene Annuity And Life Company Guaranteed)	1,000,000	1,017,058
Synthetics - 7.4%
California Hsg Fin Agcy Ltd Obl Participating VRDN Series XF 31 27, 3.47% 10/7/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)	1,755,000	1,755,000
California Hsg. Fin. Agcy. Rev. Participating VRDN Series Floater MIZ 90 97, 3.47% 10/15/24, LOC Mizuho Cap. Markets LLC (b)(d)	1,845,613	1,845,613
California Statewide Cmntys Dev Auth Multi-family Hsg Rev Participating VRDN Series Floater MIZ 91 62, 3.47% 11/4/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)	1,155,000	1,155,000
California Stwide Cmnty Mf Rev Participating VRDN 4.6% 11/1/2033 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,890,000	3,890,000
California Stwide Cmnty Mf Rev Participating VRDN 4.6% 12/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	14,670,244	14,670,244
Los Angeles Cmty Redv Agy Mfhr Participating VRDN Series 2022 MIZ9089, 4.6% 4/15/2042 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	30,375,000	30,375,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN Series MIZ 90 95, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)	27,100,000	27,100,000
San Francisco City & County Multi-family Hsg Rev Participating VRDN Series MIZ 91 15, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)	25,415,000	25,415,000
		106,205,857
Transportation - 1.0%
Los Angeles CA Dept Arpts Rev 5% 5/15/2025 (c)	935,000	943,908
Los Angeles CA Dept Arpts Rev 5% 5/15/2026 (c)	2,285,000	2,355,314
Los Angeles CA Dept Arpts Rev Series 2022 G, 5% 5/15/2025 (c)	630,000	636,002
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2025 (c)	295,000	297,811
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2026 (c)	510,000	525,694
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (c)	1,740,000	1,795,577
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2025 (c)	960,000	968,830
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2026 (c)	3,760,000	3,874,789
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	3,810,000	4,003,491
San Jose Calif Arpt Rev Series 2021 B, 5% 3/1/2025	240,000	242,063
		15,643,479
TOTAL CALIFORNIA		169,875,591
COLORADO - 1.1%
Education - 0.1%
Colorado Edl & Cultural Fac Auth Rev (Mesivta Of Greater Los Angeles Proj.) 3.5% 6/1/2029, LOC Deutsche Bank AG VRDN (b)	835,000	835,000
Health Care - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2024	275,000	275,309
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2025	255,000	260,819
		536,128
Housing - 0.1%
Maiker Hsg Partners Colo Multifamily Hsg Rev Series 2023, 4.5% tender 5/1/2042 (b)	2,017,000	2,019,226
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2024 (Assured Guaranty Municipal Corp Insured) (e)	1,305,000	1,308,382
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2025 (Assured Guaranty Municipal Corp Insured) (e)	340,000	347,194
		1,655,576
Transportation - 0.8%
Denver CO City & Cnty Arpt 5% 11/15/2025 (c)	2,540,000	2,594,052
Denver CO City & Cnty Arpt 5.25% 11/15/2026 (c)	3,165,000	3,318,558
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2024 (c)	525,000	525,748
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (c)	2,825,000	2,985,305
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2024 (c)	635,000	635,905
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2025 (c)	1,555,000	1,588,091
		11,647,659
TOTAL COLORADO		16,693,589
CONNECTICUT - 2.5%
Education - 1.6%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2025	285,000	288,923
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 1.1% tender 7/1/2049 (b)	5,750,000	5,690,115
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) 2.8% tender 7/1/2057 (b)	10,995,000	11,014,307
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	2,610,000	2,621,174
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	1,850,000	1,852,443
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series U2, 1.1% tender 7/1/2033 (b)	2,285,000	2,261,202
		23,728,164
General Obligations - 0.4%
City of Hartford CT Gen. Oblig. Series 2015 C, 5% 7/15/2025 (Assured Guaranty Municipal Corp Insured)	1,215,000	1,235,072
Connecticut St Gen. Oblig. 5% 5/15/2025	320,000	324,208
Connecticut St Gen. Oblig. Series 2013A, 4.14% 3/1/2025 (b)	685,000	686,243
Connecticut St Spl Tax Oblig 5% 5/1/2026	805,000	836,241
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2025	320,000	324,333
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2026 (Build America Mutual Assurance Co Insured)	445,000	462,499
New Haven CT Gen. Oblig. Series 2023, 5% 8/1/2027 (Build America Mutual Assurance Co Insured)	415,000	440,041
		4,308,637
Health Care - 0.5%
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2027	2,900,000	3,088,340
Connecticut St Health & Edl Facs Auth Revenue (Yale New Haven Hospital Inc Proj.) Series 2024 A, 5% 7/1/2028	3,800,000	4,131,194
		7,219,534
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series A, 5% 8/1/2026	635,000	647,716
TOTAL CONNECTICUT		35,904,051
DELAWARE - 0.0%
Electric Utilities - 0.0%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	370,000	362,617
DISTRICT OF COLUMBIA - 1.6%
Housing - 0.2%
District Columbia Hsg Fin Mult Series 2024, 3.65% tender 7/1/2028 (b)	2,870,000	2,916,532
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2025	635,000	645,846
Transportation - 1.4%
Metropolitan Wash DC Arpts Ath 5% 10/1/2024 (c)	4,575,000	4,575,000
Metropolitan Wash DC Arpts Ath Series 2014A, 5% 10/1/2026 (c)	605,000	605,161
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2024 (c)	3,605,000	3,605,000
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2024 (c)	1,905,000	1,905,000
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2026 (c)	825,000	852,960
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2024 (c)	825,000	825,000
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2026 (c)	1,250,000	1,292,364
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2025 (c)	2,000,000	2,035,460
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2027 (c)	4,445,000	4,671,892
		20,367,837
TOTAL DISTRICT OF COLUMBIA		23,930,215
FLORIDA - 7.2%
Electric Utilities - 0.0%
Orlando Fla Utils Commn Util Sys Rev Series 2013 A, 5% 10/1/2024	320,000	320,000
Escrowed/Pre-Refunded - 0.2%
Citizens Ppty Ins Corp FL Series 2015A 1, 5% 6/1/2025 (Pre-refunded to 12/1/2024 at 100)	2,990,000	2,997,535
Greater Orlando Aviation Auth 5% 10/1/2025 (Escrowed to Maturity) (c)	365,000	371,656
		3,369,191
General Obligations - 0.4%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2022 A, 5% 7/1/2025	1,010,000	1,025,669
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	1,775,000	1,803,201
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	3,115,000	3,246,677
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2024	370,000	370,000
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2025	290,000	296,450
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2026 (Assured Guaranty Municipal Corp Insured)	665,000	693,093
		7,435,090
Health Care - 0.9%
Lee Mem Health Sys FL Hosp Rev Series 2019 B, 3.74% 4/1/2049 VRDN (b)	12,245,000	12,245,000
Orange Cnty FL Health Facs Auth Rev (Advent Health Proj.) 5% tender 11/15/2052 (b)	1,815,000	1,896,374
		14,141,374
Housing - 1.6%
Broward Cty FL Hsg Aut Hsg Rev Series 2023, 4.05% tender 9/1/2056 (b)	1,191,000	1,206,115
Escambia Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2024, 3.8% tender 6/1/2027 (b)	4,400,000	4,453,562
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 B, 5% tender 2/1/2027 (b)	985,000	1,010,177
Fla Hsg Fin Corp Multifamily Mtg Rev Series 2023 C, 5% tender 12/1/2026 (b)	705,000	719,484
Florida Hsg Fin Corp Mltfmy Rv Series 2024 E, 3.8% tender 6/1/2042 (b)	1,530,000	1,548,200
Lee Cnty FL Hsg Fin Auth Mfh Series 2023 A, 3.55% tender 8/1/2027 (b)	1,588,000	1,589,891
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 4.05% tender 9/1/2026 (b)	695,000	700,064
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 10/1/2026 (b)	4,055,000	4,125,889
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev 5% tender 3/1/2027 (b)	1,330,000	1,351,247
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 3.55% tender 1/1/2027 (b)	2,965,000	2,978,704
Miami Dade Cnty FL Hsg Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	2,415,000	2,453,581
Polk Cnty FL Hsg Fin Auth Multi Fam Hsg Rev 4.15% tender 12/1/2040 (b)	1,296,000	1,318,032
		23,454,946
Resource Recovery - 2.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (c)	1,435,000	1,486,620
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2011, 5% tender 11/1/2041 (b)(c)	2,380,000	2,380,849
Miami-Dade Cnty FL Ida Sld Waste Disp Rev (Waste Management Inc Del Proj.) Series 2018 B, 4.5% tender 11/1/2048 (b)(c)	24,600,000	24,645,894
		28,513,363
Special Tax - 1.5%
County of Pasco FL Series 2023 A, 5.25% 9/1/2025 (Assured Guaranty Municipal Corp Insured)	160,000	163,102
Florida Ins Assistance Interlocal Agy Fla Ins Assmt Rev Series 2023 A2, 3.92% 9/1/2032 (Liquidity Facility Florida St) VRDN (b)	21,540,000	21,540,000
		21,703,102
Synthetics - 0.1%
Miami Dade County Hsg Multifamily Hsg Rev Participating VRDN Series Floater MIZ 90 87, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)	1,015,000	1,015,000
Transportation - 0.5%
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2024 (c)	320,000	320,000
Broward Cnty FL Prt Facs Rev Series 2022, 5% 9/1/2027 (c)	1,265,000	1,330,553
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2024 (c)	2,905,000	2,905,000
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2022A, 5% 10/1/2025 (c)	1,180,000	1,201,155
Lee Cnty FL Airport 5% 10/1/2024 (c)	970,000	970,000
Miami-Dade Cnty Fla Aviat Rev Series B, 5% 10/1/2024	570,000	570,000
		7,296,708
TOTAL FLORIDA		107,248,774
GEORGIA - 1.4%
Electric Utilities - 0.7%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	730,000	737,920
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIFTH 1994, 3.7% tender 10/1/2032 (b)	1,285,000	1,326,159
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	2,270,000	2,252,508
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1994, 3.8% tender 10/1/2032 (b)	1,885,000	1,913,611
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2025 (Assured Guaranty Municipal Corp Insured)	125,000	125,512
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2025 (Assured Guaranty Municipal Corp Insured)	220,000	223,241
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	230,000	239,584
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2027 (e)	1,125,000	1,183,087
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2028 (e)	1,000,000	1,073,354
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	1,725,000	1,748,971
		10,823,947
State G.O. - 0.6%
Main Street Natural Gas Inc Series 2019 B, 4% tender 8/1/2049 (Toronto-Dominion Bank/The Guaranteed) (b)	1,290,000	1,290,253
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2025 (Citigroup Inc Guaranteed)	800,000	805,680
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	220,000	222,672
Main Street Natural Gas Inc Series 2023B, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	430,000	442,615
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2024 (Citigroup Inc Guaranteed)	190,000	190,300
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2025 (Citigroup Inc Guaranteed)	350,000	356,735
Main Street Natural Gas Inc Series 2023D, 5% 12/1/2026 (Citigroup Inc Guaranteed)	195,000	202,616
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2025 (Royal Bank of Canada Guaranteed)	345,000	346,452
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2026 (Royal Bank of Canada Guaranteed)	430,000	438,894
Main Street Natural Gas Inc Series 2024 A 1, 5% 3/1/2027 (Royal Bank of Canada Guaranteed)	700,000	725,374
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	320,000	324,003
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2026 (Royal Bank of Canada Guaranteed)	350,000	360,530
Main Street Natural Gas Inc Series 2024 A 1, 5% 9/1/2027 (Royal Bank of Canada Guaranteed)	625,000	652,356
Main Street Natural Gas Inc Series 2024B, 5% 9/1/2025 (Royal Bank of Canada Guaranteed)	325,000	328,948
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2026 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	875,000	909,173
Main Street Natural Gas Inc Series 2024C, 5% 12/1/2027 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed)	1,000,000	1,055,025
		8,651,626
Synthetics - 0.1%
Buford Hsg Auth Multifamily Participating VRDN Series XF 31 18, 3.47% 10/7/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)	1,855,143	1,855,143
Transportation - 0.0%
Atlanta GA Arpt Rev Series 2020 B, 5% 7/1/2025 (c)	710,000	719,032
TOTAL GEORGIA		22,049,748
GUAM - 0.1%
Electric Utilities - 0.1%
Guam Power Auth. 5% 10/1/2024	785,000	785,000
Guam Power Auth. 5% 10/1/2025	980,000	997,094
		1,782,094
TOTAL GUAM		1,782,094
HAWAII - 0.2%
Housing - 0.2%
Honolulu HI City & Cnty Mfr Series 2023, 5% tender 6/1/2027 (b)	3,480,000	3,594,285
ILLINOIS - 5.5%
Education - 0.0%
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5% 10/1/2024	100,000	99,999
Escrowed/Pre-Refunded - 0.0%
Railsplitter Tobacco Settlement Auth Settlement Rev Series 2017, 5% 6/1/2026 (Escrowed to Maturity)	635,000	660,021
General Obligations - 4.0%
Cook Cnty IL Gen. Oblig. 5% 11/15/2024	285,000	285,478
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2024	3,775,000	3,780,869
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2025	2,775,000	2,837,280
Illinois St Gen. Oblig. 5% 3/1/2025	10,325,000	10,402,920
Illinois St Gen. Oblig. 5% 3/1/2026	3,850,000	3,964,856
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2024	16,645,000	16,666,897
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	930,000	972,125
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2027	945,000	1,007,093
Illinois St Gen. Oblig. Series 2019B, 5% 9/1/2025	380,000	386,944
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2025	1,315,000	1,325,033
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2026	2,540,000	2,625,076
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2025	7,985,000	8,101,916
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	585,000	604,594
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2027	405,000	427,483
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2028	670,000	720,086
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2024	510,000	510,639
McHenry Cnty Conservation Dist Gen. Oblig. 5% 2/1/2025	1,270,000	1,276,846
		55,896,135
Health Care - 0.0%
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2027	255,000	270,426
Housing - 0.3%
Illinois Hsg Dev Auth Multifamily Hsg Rev 5% tender 2/1/2027 (b)	893,000	915,825
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 4% tender 6/1/2026 (b)	1,868,000	1,874,769
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2023, 5% tender 2/1/2027 (b)	966,000	990,053
		3,780,647
Resource Recovery - 0.5%
Illinois Dev Fin Auth Solid Waste Disp Rev (Waste Management Inc Del Proj.) 5% tender 11/1/2044 (b)(c)	7,940,000	7,942,832
Special Tax - 0.0%
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5% 11/15/2025	430,000	440,852
Illinois St Sales Tax Rev 5% 6/15/2025	170,000	172,093
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2026 (Assured Guaranty Municipal Corp Insured)	720,000	683,623
		1,296,568
Synthetics - 0.4%
Illinois Fin. Auth. Lease Rev. Participating VRDN Series Floater MIZ 91 67, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)	5,500,000	5,500,000
Transportation - 0.2%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2027 (Build America Mutual Assurance Co Insured) (c)	635,000	661,391
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2025 (c)	1,430,000	1,434,813
Chicago IL O'Hare Intl Arpt Rev Series 2022 C, 5% 1/1/2026 (c)	760,000	778,832
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2025 (c)	695,000	697,339
		3,572,375
Water & Sewer - 0.1%
Chicago IL Wtr Rev Series 2017 2, 5% 11/1/2024	635,000	635,728
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2024	795,000	795,911
Chicago IL Wtr Rev Series 2023 B, 5% 11/1/2025	635,000	649,664
		2,081,303
TOTAL ILLINOIS		81,100,306
INDIANA - 4.0%
General Obligations - 1.0%
Westfield Washington Ind Multi BAN (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 12/15/2024	14,800,000	14,837,135
Industrial Development - 0.3%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2017, 5% tender 11/1/2047 (BP PLC Guaranteed) (b)(c)	3,725,000	3,727,776
Resource Recovery - 0.5%
Indiana St Fin Auth Economic Dev Rev (Republic Services Inc Proj.) Series 2012, 3.95% tender 5/1/2028 (b)(c)	6,600,000	6,600,000
Synthetics - 1.4%
Indiana Fin Auth Exempt Fac Rev Series 2024 MS0022, 3.65% tender 3/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(g)	18,300,000	18,300,000
Transportation - 0.8%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2025 (c)	55,000	55,156
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2026 (c)	255,000	260,655
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2025 (c)	3,665,000	3,675,400
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2026 (c)	3,035,000	3,102,308
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series A-1, 5% 1/1/2026 (c)	1,270,000	1,298,165
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2025 (c)	1,090,000	1,093,093
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2026 (c)	665,000	679,748
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2023I 2, 5% 1/1/2027 (c)	1,335,000	1,388,120
		11,552,645
TOTAL INDIANA		55,017,556
IOWA - 0.4%
Education - 0.0%
Iowa Student Ln Liquidity Corp 5% 12/1/2024 (c)	320,000	320,621
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2026 (c)	380,000	392,777
		713,398
Electric Utilities - 0.4%
Iowa Fin Auth Sld Disp Wst Rev (Midamerican Energy Co Proj.) 3.33% 7/1/2038 VRDN (b)(c)	520,000	520,000
Louisa Cnty Iowa Pcr (Midamerican Energy Co Proj.) 3.5% 10/1/2024 VRDN (b)	5,700,000	5,700,000
		6,220,000
TOTAL IOWA		6,933,398
KANSAS - 0.0%
General Obligations - 0.0%
City of Olathe KS Gen. Oblig. Series 230, 2.5% 10/1/2027	720,000	702,358
KENTUCKY - 3.6%
Education - 0.4%
Kentucky Higher Ed Student Ln Corp Student Ln Rev (Federal Family Education Loan Program Proj.) Series 2023 1A 1, 3.31% 6/1/2043, LOC Bank of America NA VRDN (b)(c)	6,500,000	6,500,000
Electric Utilities - 0.6%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	8,255,000	8,339,610
General Obligations - 0.0%
Kentucky Asset/Liability Commission Gen Fund (Kentucky St Proj.) 5% 11/1/2024	635,000	635,787
Industrial Development - 2.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.55% 7/1/2060 VRDN (b)(c)	13,115,000	13,115,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.55% 7/1/2060 VRDN (b)(c)	22,185,000	22,185,000
		35,300,000
State G.O. - 0.2%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	3,220,000	3,232,074
TOTAL KENTUCKY		54,007,471
LOUISIANA - 2.1%
Housing - 0.2%
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	1,130,000	1,150,670
Louisiana Housing Corp Series 2024B, 3.75% tender 2/1/2028 (b)	2,000,000	2,036,586
		3,187,256
Industrial Development - 1.9%
St James Parish LA Rev (Nucor Corp Proj.) 3.38% 11/1/2040 VRDN (b)	25,215,000	25,215,000
St James Parish LA Rev (Nucor Corp Proj.) 3.4% 11/1/2040 VRDN (b)	1,050,000	1,050,000
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	1,815,000	1,834,356
		28,099,356
TOTAL LOUISIANA		31,286,612
MARYLAND - 0.6%
Health Care - 0.1%
Maryland Health & Higher Educational Facilities Authority (Univ Of Maryland Med Sys, Md Proj.) Series 2020 B 1, 5% tender 7/1/2045 (b)	1,750,000	1,757,148
Housing - 0.3%
Maryland Community Development Administration (MD Mhsg Rev 1997 Proj.) Series 2023 D, 3.5% 1/1/2026	4,810,000	4,820,513
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2024	350,000	350,855
State of Maryland Built to Learn Revenue Series 2022 A, 5% 6/1/2025	575,000	582,514
		933,369
Synthetics - 0.2%
Maryland St Econ Dev Corp Participating VRDN Series XF 32 22, 3.47% 10/7/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)	2,810,000	2,810,000
TOTAL MARYLAND		10,321,030
MASSACHUSETTS - 0.9%
Education - 0.6%
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2014 I, 5% 1/1/2025 (c)	2,160,000	2,166,814
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue K Proj.) Series 2017 A, 5% 7/1/2025 (c)	910,000	923,110
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2018 B, 5% 7/1/2025 (c)	3,420,000	3,469,269
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2019 B, 5% 7/1/2025 (c)	635,000	644,147
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2025 (c)	1,780,000	1,805,643
		9,008,983
Health Care - 0.1%
Massachusetts Development Finance Agency (Berkshire Health System Inc Proj.) Series 2021 I, 5% 10/1/2024	570,000	570,000
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 5% 7/1/2025	730,000	739,449
		1,309,449
Special Tax - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2015C, 5% 8/15/2027	2,925,000	2,986,662
TOTAL MASSACHUSETTS		13,305,094
MICHIGAN - 2.0%
Education - 0.1%
Oakland Univ Mich Rev 5% 3/1/2025	125,000	125,893
Oakland Univ Mich Rev 5% 3/1/2025	755,000	760,392
		886,285
Electric Utilities - 0.4%
Michigan St Strategic Fd Ltd Oblig Rev (Consumers Energy Co Proj.) Series 2019, 3.35% tender 10/1/2049 (b)(c)(e)	5,540,000	5,538,644
General Obligations - 0.5%
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2025	1,430,000	1,441,626
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2026	1,300,000	1,337,354
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2027	1,365,000	1,434,238
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2028	745,000	796,842
Southfield Mich Pub Schs 5% 5/1/2025 (State of Michigan Guaranteed)	1,270,000	1,284,290
Southfield Mich Pub Schs 5% 5/1/2026 (State of Michigan Guaranteed)	1,475,000	1,528,950
		7,823,300
Health Care - 0.7%
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 C, 3.75% tender 11/15/2049 (b)	3,600,000	3,631,298
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2025	1,805,000	1,823,623
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	3,010,000	3,117,338
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) 0.55% 10/15/2024	1,080,000	1,078,711
		9,650,970
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 2.5% 6/1/2025	770,000	762,098
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2026	400,000	415,457
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2027	550,000	583,124
Michigan Fin Auth Rev (Detroit Regional Convention Facility Authority Proj.) Series 2014H 1, 5% 10/1/2024	540,000	540,000
		1,538,581
Transportation - 0.1%
Wayne Cnty Mich Arpt Auth Rev Series 2017 E, 4% 12/1/2025 (c)(f)	1,095,000	1,104,376
Wayne Cnty Mich Arpt Auth Rev Series F, 5% 12/1/2026 (c)	565,000	576,699
		1,681,075
TOTAL MICHIGAN		27,880,953
MINNESOTA - 0.4%
Electric Utilities - 0.1%
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2025	205,000	205,785
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2026	240,000	246,348
Northern Muni Pwr Agcy MN Elec Sys Rev Series 2023, 5% 1/1/2027	365,000	383,086
		835,219
General Obligations - 0.2%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2025	1,085,000	1,104,098
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2026	1,080,000	1,124,654
		2,228,752
Transportation - 0.1%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2025 (c)	870,000	872,469
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2026 (c)	575,000	587,752
		1,460,221
TOTAL MINNESOTA		4,524,192
MISSOURI - 0.3%
Housing - 0.1%
Kansas City MO Planned Indl Expansion Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,528,000	1,595,617
Synthetics - 0.2%
Kansas City MO Indl Dev Auth Arpt Spl Oblig Participating VRDN 4.5% 3/1/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,090,000	1,090,000
St Louis County Ind. Dev. Auth. Multi Fam Hsg. Rev. Participating VRDN Series Floater MIZ 91 53, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)	1,969,501	1,969,501
		3,059,501
TOTAL MISSOURI		4,655,118
NEBRASKA - 0.5%
Electric Utilities - 0.0%
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2025	415,000	416,789
Industrial Development - 0.3%
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.48% 11/1/2026 VRDN (b)(c)	3,600,000	3,600,000
Stanton Cnty NE Indl Dev Rev (Nucor Corp Proj.) 3.48% 6/1/2028 VRDN (b)(c)	125,000	125,000
		3,725,000
State G.O. - 0.2%
Central Plains Energy Proj NE Gas Proj Rev Series 2019, 2.5% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	2,230,000	2,202,062
TOTAL NEBRASKA		6,343,851
NEVADA - 0.5%
Electric Utilities - 0.1%
Clark NV Pollutn Ctl Rev (Nevada Power Co Proj.) Series 2017, 3.75% tender 1/1/2036 (b)	910,000	912,440
General Obligations - 0.3%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2027	1,145,000	1,172,986
Clark Cnty NV School Dist Series 2020A, 3% 6/15/2025	320,000	319,984
Clark Cnty NV School Dist Series 2021 C, 5% 6/15/2025	3,095,000	3,137,687
		4,630,657
Resource Recovery - 0.1%
Nevada Dpt Bus & Ind Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2001, 4.15% tender 12/1/2026 (b)(c)(f)	1,300,000	1,300,745
TOTAL NEVADA		6,843,842
NEW HAMPSHIRE - 1.2%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2026 (c)	190,000	198,625
Housing - 0.2%
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.8% 7/1/2026	680,000	689,138
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) 3.85% 1/1/2027	1,080,000	1,099,118
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.625% 4/1/2026	365,000	369,241
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	1,170,000	1,187,736
		3,345,233
Resource Recovery - 0.8%
National Fin Auth NH Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2019 A 2, 4.25% tender 7/1/2027 (b)(c)	11,960,000	12,031,077
Synthetics - 0.2%
Nat Fin Auth NH Specialty Bonds Series MS 00 23, 3.45%, tender 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(g)	2,600,000	2,600,000
TOTAL NEW HAMPSHIRE		18,174,935
NEW JERSEY - 6.2%
Education - 0.8%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2024 (c)	955,000	957,240
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2010-1 Proj.) 5% 12/1/2025 (c)	1,815,000	1,849,175
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2012 Proj.) Series 1A, 5% 12/1/2024 (c)	2,795,000	2,801,320
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2018 Proj.) Series 2018 B, 5% 12/1/2026 (c)	635,000	656,619
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2024 (c)	1,125,000	1,127,088
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2025 (c)	1,670,000	1,702,407
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2024	355,000	355,815
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2024 (c)	700,000	701,583
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2024 (c)	275,000	275,622
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2025 (c)	350,000	356,590
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2021 A, 5% 12/1/2024 (c)	210,000	210,475
		10,993,934
General Obligations - 5.3%
Clifton NJ Gen. Oblig. BAN Series 2023B, 5% 11/26/2024	64,000	64,142
Elmwood Park NJ Gen. Oblig. BAN 5% 10/9/2024	3,175,000	3,175,881
Harrison Twp NJ Gen. Oblig. Series 2023A, 5% 11/27/2024	2,711,400	2,717,681
Hazlet Twp NJ Gen. Oblig. BAN Series 2023A, 5% 11/8/2024	4,727,000	4,733,789
Lacey Twp NJ Gen. Oblig. BAN Series 2024A, 4.5% 5/7/2025	5,100,000	5,134,888
Manasquan NJ Gen. Oblig. BAN 5% 10/3/2024	2,797,450	2,797,662
Manchester Twp NJ Gen. Oblig. BAN Series 2024, 4.5% 5/8/2025	2,400,000	2,415,366
Millburn Twp NJ Brd Ed 0.05% 8/15/2025	730,000	708,792
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	1,840,000	1,931,575
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2024	525,000	525,642
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2025	635,000	649,938
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2025	4,480,000	4,513,930
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2023 RRR, 5% 3/1/2026	3,445,000	3,556,616
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	2,295,000	2,386,665
New Jersey St Gen. Oblig. 2% 6/1/2025	1,005,000	994,142
New Jersey St Gen. Oblig. 5% 6/1/2025	2,985,000	3,027,977
New Jersey Trans Trust Fund Auth 0% 12/15/2024	100,000	99,255
New Jersey Trans Trust Fund Auth 0% 12/15/2025	665,000	640,883
New Jersey Trans Trust Fund Auth 0% 12/15/2025	1,555,000	1,498,607
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2025	265,000	268,819
Newark NJ Gen. Oblig. BAN Series 2024 C, 4.25% 9/25/2025	10,100,000	10,191,615
Newark NJ Gen. Oblig. BAN Series 2024B, 5% 5/13/2025	6,800,000	6,856,467
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	315,000	321,539
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2025	395,000	403,200
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	325,000	339,642
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2026	2,435,000	2,544,703
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2027	630,000	671,375
Pennsauken Township NJ Gen. Oblig. BAN Series 2024 A, 4.5% 5/28/2025	6,300,000	6,342,741
Ridgewood NJ Ban Gen. Oblig. BAN Series 2023 B, 5% 10/11/2024	7,179,000	7,181,511
		76,695,043
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ 5% 6/1/2025	995,000	1,005,771
TOTAL NEW JERSEY		88,694,748
NEW YORK - 8.3%
Education - 0.0%
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2025	265,000	268,707
St Lawrence County Industrial Development Agency (St Lawrence University Proj.) 5% 7/1/2026	255,000	264,514
		533,221
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec 1% 9/1/2025	1,395,000	1,351,029
General Obligations - 0.6%
City of Long Beach NY Gen. Oblig. BAN Series 2024B, 4% 9/26/2025	7,800,000	7,843,423
City of New York NY Gen. Oblig. 9% tender 6/1/2044 (h)	580,000	587,461
East Hampton NY Un Free Sh Dis 2.1% 6/1/2027	1,285,000	1,237,867
		9,668,751
Housing - 0.9%
Monroe Cnty NY Indl Dev Agy Multi-Family Hsg Rev 5% tender 7/1/2028 (b)	947,000	997,859
New York St Hsg Fin Agy Series 2023 E 2, 3.8% tender 11/1/2063 (b)	1,170,000	1,177,489
New York St Hsg Fin Agy Series 2024 A, 3.375% tender 11/1/2063 (b)	8,340,000	8,386,834
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K2, 0.9% tender 11/1/2060 (b)	795,000	764,921
		11,327,103
Special Tax - 0.4%
New York NY City Ida Rev (Queens Ballpark Company LLC Proj.) Series 2021A, 5% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	380,000	390,340
New York NY City Transitional Fin Auth Rev Series 2015C, 5% 11/1/2027	1,905,000	1,928,116
NY Payroll Mobility Tax 2% tender 5/15/2045 (b)	635,000	618,104
NY Payroll Mobility Tax Series 2024 B SUB B3, 5% tender 11/15/2043 (b)	4,030,000	4,130,390
		7,066,950
Synthetics - 3.1%
Liberty NY Dev Corp Rev Participating VRDN 3.5% 10/1/2035 (Liquidity Facility Morgan Stanley Bank NA) (b)(d)	2,578,500	2,578,500
Metropolitan Transn Auth NY Rv Participating VRDN 3.47% 11/15/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,445,000	4,445,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2022 XF1321, 3.47% 11/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	3,025,000	3,025,000
Metropolitan Transn Auth NY Rv Participating VRDN Series 2023 XF1649, 3.47% 11/15/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(d)	4,480,000	4,480,000
New York St Hsg Fin Agy Participating VRDN Series 2022 003, 3.5% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(d)	3,500,000	3,500,000
New York St Hsg Fin Agy Participating VRDN Series 2022 007, 3.6% 11/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	27,890,000	27,890,000
		45,918,500
Tobacco Bonds - 0.1%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2025	1,980,000	2,001,170
Transportation - 3.1%
Metropolitan Transn Auth NY Rv Series 2017 B, 5% 11/15/2026	1,270,000	1,331,772
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2025	665,000	681,061
Metropolitan Transn Auth NY Rv Series 2019 A 1, 5% tender 11/15/2048 (b)	14,730,000	14,746,391
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2026	1,585,000	1,620,640
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2025 (c)	1,875,000	1,911,411
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2024	635,000	636,394
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2026 (c)	3,175,000	3,298,695
Port Auth NY & NJ 5% 7/15/2025 (c)	1,265,000	1,281,390
Port Auth NY & NJ 5% 9/15/2025 (c)	4,480,000	4,554,722
Port Auth NY & NJ Series 177TH, 5% 7/15/2025 (c)	645,000	645,866
Port Auth NY & NJ Series 186, 5% 10/15/2026 (c)	3,315,000	3,319,338
Port Auth NY & NJ Series 195, 5% 10/1/2025 (c)	1,225,000	1,246,719
Port Auth NY & NJ Series 223, 5% 7/15/2025 (c)	325,000	329,211
Port Auth NY & NJ Series 242, 5% 12/1/2024 (c)	805,000	806,484
Port Auth NY & NJ Series 242, 5% 12/1/2025 (c)	2,680,000	2,736,457
Port Auth NY & NJ Series 242, 5% 12/1/2026 (c)	5,495,000	5,719,774
		44,866,325
TOTAL NEW YORK		122,733,049
NORTH CAROLINA - 1.0%
Health Care - 0.7%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	2,850,000	2,880,181
Atrium Health Series 2018C, 3.45% tender 1/15/2048 (b)	3,425,000	3,441,666
Atrium Health Series 2021 B, 5% tender 1/15/2050 (b)	1,605,000	1,608,063
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	2,525,000	2,590,543
		10,520,453
Housing - 0.3%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 55 C, 3.2% tender 7/1/2056 (b)(e)	4,000,000	3,997,992
TOTAL NORTH CAROLINA		14,518,445
OHIO - 2.6%
Education - 0.1%
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2024 (Build America Mutual Assurance Co Insured)	160,000	160,364
Northeast Ohio Med Univ Gen Rcpts Series 2022, 5% 12/1/2025 (Build America Mutual Assurance Co Insured)	170,000	173,457
Ohio St Higher Edl Fac Commn (Case Western Reserve Univ, Oh Proj.) 1.625% tender 12/1/2034 (b)	735,000	707,336
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2026	700,000	725,776
		1,766,933
Electric Utilities - 1.1%
American Mun Pwr Rev Series 2023A, 5% 2/15/2025	555,000	559,031
American Mun Pwr Rev Series 2023A, 5% 2/15/2026	3,130,000	3,231,124
American Mun Pwr Rev Series 2023A, 5% 2/15/2027	4,915,000	5,199,323
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014C, 3.7% 12/1/2027 (c)(e)	4,055,000	4,068,762
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2014D, 3.2% 5/1/2026 (e)	3,720,000	3,719,724
		16,777,964
Health Care - 0.8%
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2013 B, 3.68% 1/15/2033 VRDN (b)	6,355,000	6,355,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2015B, 3.68% 1/15/2045 VRDN (b)	5,005,000	5,005,000
		11,360,000
Housing - 0.1%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2023, 5% tender 7/1/2045 (b)	1,333,000	1,386,438
State G.O. - 0.1%
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (b)	1,285,000	1,292,084
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2025	1,170,000	1,178,110
Water & Sewer - 0.3%
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2024	1,680,000	1,684,556
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2025	755,000	775,411
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2026	755,000	796,695
Hamilton Cnty OH Swr Sys Rev Series 2024 B, 5% 12/1/2027	505,000	545,149
		3,801,811
TOTAL OHIO		37,563,340
OKLAHOMA - 1.6%
General Obligations - 0.9%
Oklahoma Cnty Indep Sch Dist 89 Oklahoma City 3% 7/1/2026	7,140,000	7,183,073
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2028	5,125,000	5,538,204
		12,721,277
Health Care - 0.6%
OK Dev Fin Auth Health Sys Rev (Integris Baptist Medical Ctr Proj.) Series 2020B, 3.79% 8/15/2031 VRDN (b)	8,375,000	8,375,000
Synthetics - 0.1%
Steele Duncan Plaza LLC Participating VRDN Series MIZ 91 03, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)	1,642,775	1,642,775
TOTAL OKLAHOMA		22,739,052
OREGON - 0.2%
Transportation - 0.2%
Port of Portland Arpt Rev 5% 7/1/2025 (c)	1,785,000	1,805,317
Port of Portland Arpt Rev 5% 7/1/2026	690,000	711,414
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2025 (c)	635,000	642,228
		3,158,959
TOTAL OREGON		3,158,959
PENNSYLVANIA - 7.7%
General Obligations - 0.7%
Pennsylvania St 5% 9/1/2026	7,990,000	8,370,270
Pennsylvania St Series 2019, 5% 7/15/2026	2,000,000	2,089,289
		10,459,559
Health Care - 1.2%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	3,975,000	4,135,395
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2018 D, 3.95% 9/1/2050 VRDN (b)	7,880,000	7,880,000
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2021 A, 4% 10/15/2024	540,000	540,088
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2025	100,000	100,632
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2026	125,000	128,826
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 B, 3.95% 9/1/2050 VRDN (b)	4,165,000	4,165,000
		16,949,941
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage 1982 Adopted April 1, 1982 Sf&Mf Mbs Open Go Proj.) 5% 10/1/2024	1,250,000	1,250,000
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 5% 10/1/2025	700,000	713,502
Pennsylvania Hsg Fin Agy Single Family Mtg Rev 5% 4/1/2025 (c)	240,000	241,285
		2,204,787
Resource Recovery - 5.5%
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2010 B, 3.6% tender 12/1/2030 (b)	3,885,000	3,885,000
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2014, 3.95% tender 6/1/2044 (b)(c)	29,900,000	29,900,060
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 A, 4.1% tender 4/1/2034 (b)(c)	3,500,000	3,499,821
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B 2, 4.15% tender 4/1/2049 (b)(c)	3,400,000	3,400,040
Pennsylvania Econ Dev Sld Wst (Republic Services Inc Proj.) Series 2019 B, 4.1% tender 4/1/2049 (b)(c)	3,900,000	3,899,800
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) 4.25% tender 7/1/2041 (b)(c)	4,700,000	4,742,215
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series 2021A 2, 4.6% tender 10/1/2046 (b)(c)	15,885,000	16,057,797
Pennsylvania Econ Dev Sld Wst (Waste Management Inc Del Proj.) Series A, 4.25% tender 8/1/2037 (b)(c)	13,000,000	13,012,607
		78,397,340
Synthetics - 0.0%
Philadelphia Auth for Indl Dev Participating VRDN Series MIZ 90 51, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)	590,187	590,187
Transportation - 0.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2027 (c)	655,000	680,773
Allegheny County Airport Authority Series 2023A, 5% 1/1/2027 (Assured Guaranty Municipal Corp Insured) (c)	540,000	562,443
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	635,000	654,732
		1,897,948
TOTAL PENNSYLVANIA		110,499,762
RHODE ISLAND - 0.0%
Education - 0.0%
Rhode Island St Student Ln 5% 12/1/2025 (c)	555,000	565,770
SOUTH CAROLINA - 0.5%
Escrowed/Pre-Refunded - 0.4%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (c)	1,650,000	1,673,093
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2050 (Pre-refunded to 7/1/2025 at 100) (c)	2,875,000	2,920,519
South Carolina St Ports Auth Series 2015, 5.25% 7/1/2055 (Pre-refunded to 7/1/2025 at 100) (c)	1,380,000	1,401,849
		5,995,461
Industrial Development - 0.1%
Berkeley Cnty SC Indl Dev Rev (Nucor Corp Proj.) 3.48% 9/1/2028 VRDN (b)(c)	800,000	800,000
TOTAL SOUTH CAROLINA		6,795,461
SOUTH DAKOTA - 0.3%
Housing - 0.3%
South Dakota Housing Development Authority (Sd Mortgage Proj.) Series 2023J, 3.875% tender 11/1/2055 (b)	4,575,000	4,574,902
TENNESSEE - 1.8%
Health Care - 0.6%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (Commonspirit Health Proj.) 3.5% 5/1/2039 VRDN (b)	9,415,000	9,415,000
State G.O. - 0.9%
Tennergy Corp Tenn Gas Revenue 5% tender 2/1/2050 (Royal Bank of Canada Guaranteed) (b)	13,500,000	13,500,000
Synthetics - 0.1%
Metropolitan Govt Nashville & Davidson County Health & Edl Facs Board Participating VRDN Series Floater MIZ 91 63, 3.47% 11/4/24 (b)(d)	1,540,658	1,540,658
Transportation - 0.2%
Memphis-Shelby Cnty TN Arpt Auth Series 2021C, 1.875% 7/1/2025 (c)	790,000	774,978
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	430,000	444,924
Metro Nashville Arpt Auth Rev 5% 7/1/2027 (c)	650,000	681,259
		1,901,161
TOTAL TENNESSEE		26,356,819
TEXAS - 13.8%
Electric Utilities - 0.4%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2025	360,000	364,578
San Antonio TX Elec & Gas Rev 5% 2/1/2026	575,000	592,595
San Antonio TX Elec & Gas Rev SIFMA Municipal Swap Index + 0.87%, 4.02% tender 2/1/2048 (b)(i)	5,390,000	5,383,673
		6,340,846
General Obligations - 3.7%
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	930,000	934,433
Cuero TX Independent School District 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,296,511
Dallas TX Gen. Oblig. Series 2023, 5% 2/15/2025	3,505,000	3,528,118
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2025	2,365,000	2,380,599
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2025	9,495,000	9,557,626
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2026	9,495,000	9,812,300
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2025	1,750,000	1,784,274
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	320,000	322,182
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	445,000	459,444
Houston TX Indpt Sch Dist Series 2014A 2, 3.5% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (b)	5,680,000	5,687,646
Houston TX Indpt Sch Dist Series 2023C, 4% tender 6/1/2039 (Permanent Sch Fund of Texas Guaranteed) (b)	5,110,000	5,133,567
North East Indpt Sch Dist TX Series 2015, 3% 8/1/2027 (Permanent Sch Fund of Texas Guaranteed)	1,095,000	1,096,667
North East Indpt Sch Dist TX Series 2024, 3.75% tender 8/1/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	1,950,000	1,990,723
Northside TX Indpt Sch Dist Series 2023 B, 3% tender 8/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	6,000,000	5,999,651
Northside TX Indpt Sch Dist Series 2024B, 3.45% tender 8/1/2054 (Permanent Sch Fund of Texas Guaranteed) (b)	2,150,000	2,183,309
Port Arthur TX Indpt Sch Dist Series A, 5% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed)	390,000	392,747
Prosper Tex Indpt Sch Dist Series 2019 B, 4% tender 2/15/2050 (Permanent Sch Fund of Texas Guaranteed) (b)	1,050,000	1,067,570
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (c)	645,000	674,096
		54,301,463
Health Care - 0.2%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	2,695,000	2,771,238
Housing - 0.8%
Capital Area Hsg Fin Corp Tex Multi Family Hsg Rev Series 2021, 3.48% tender 8/1/2039 (b)	2,350,000	2,352,080
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2026 (b)	1,493,000	1,523,674
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 7/1/2042 (b)	1,982,000	2,071,470
Dallas Tex Hsg Fin Corp Multi Family Hsg Rev Series 2023, 5% tender 9/1/2026 (b)	1,861,000	1,894,827
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (b)	1,080,000	1,109,191
Texas St Affordable Hsg Corp Multifamily Hsg Rev Series 2023, 3.625% tender 1/1/2045 (b)	1,365,000	1,383,559
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	310,000	311,169
		10,645,970
Industrial Development - 5.1%
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.5% 11/1/2040 VRDN (b)	24,975,000	24,975,000
Port Arthur TX Nav Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.53% 12/1/2027 VRDN (b)(c)	48,085,000	48,085,000
		73,060,000
Resource Recovery - 1.9%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2012, 4.25% tender 1/1/2026 (b)(c)	10,800,000	10,796,927
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2020A, 4.25% tender 5/1/2050 (b)(c)	5,000,000	4,998,578
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 A, 4% tender 5/1/2046 (b)(c)	4,700,000	4,697,557
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2020 B, 4% tender 7/1/2040 (b)(c)	4,600,000	4,597,609
Mission TX Economic Dev Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2023A, 4.25% tender 6/1/2048 (b)(c)	2,800,000	2,817,212
		27,907,883
Special Tax - 0.1%
Houston TX Hotel Occ Tx & Spl Rev Series 2014, 5% 9/1/2026	955,000	956,748
State G.O. - 0.2%
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2025 (BP PLC Guaranteed)	555,000	556,611
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2026 (BP PLC Guaranteed)	635,000	647,969
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.25% 1/1/2027 (BP PLC Guaranteed)	635,000	659,541
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2025 (BP PLC Guaranteed)	385,000	386,117
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.25% 1/1/2026 (BP PLC Guaranteed)	760,000	775,522
		3,025,760
Synthetics - 1.2%
Brazos County Tex Hsg Fin Corp Participating VRDN Series XF 31 29, 3.47% 10/7/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)	1,588,307	1,588,307
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)	2,325,282	2,325,282
Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 24, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(g)	13,246,483	13,246,483
		17,160,072
Transportation - 0.2%
Austin Tex Airport Sys Series 2019, 5% 11/15/2024 (c)	875,000	875,867
Austin Tex Airport Sys Series 2022, 5% 11/15/2025 (c)	1,215,000	1,239,504
North TX Twy Auth Rev 5% 1/1/2026	730,000	751,683
		2,867,054
TOTAL TEXAS		199,037,034
UTAH - 0.4%
Health Care - 0.1%
Utah Cnty Utah Hosp Rev (Ihc Health Services Inc Proj.) Series 2020B 2, 5% tender 5/15/2060 (b)	1,565,000	1,612,893
Industrial Development - 0.0%
Box Elder Cnty Utah Pollution Ctl Rev (Nucor Corp Proj.) 3.53% 4/1/2028 VRDN (b)	300,000	299,999
Synthetics - 0.1%
Salt Lake City UT Arpt Rev Participating VRDN 4.5% 7/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)(d)	1,950,000	1,950,000
Transportation - 0.2%
Salt Lake City UT Arpt Rev 5% 7/1/2025 (c)	840,000	849,250
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2025 (c)	450,000	454,955
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2026 (c)	635,000	654,842
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2027 (c)	595,000	623,614
		2,582,661
TOTAL UTAH		6,445,553
VERMONT - 0.1%
Education - 0.1%
Vermont St Stud Assit Corp 5% 6/15/2026 (c)	1,080,000	1,109,577
VIRGINIA - 0.7%
Electric Utilities - 0.1%
Halifax Cnty VA Indl Dev Auth Pollution Ctl Rev (Virginia Electric And Power Co Proj.) 3.8% tender 12/1/2041 (b)	1,115,000	1,142,583
Escrowed/Pre-Refunded - 0.5%
Southampton County Industrial Development Authority Series 2023, 4.875% tender 11/1/2053 (b)(c)	7,940,000	7,938,614
Synthetics - 0.1%
Nat'l. Sr Campuses Participating VRDN Series 2022 028, 3.5% 11/12/2024 (Liquidity Facility Barclays Bank PLC) (b)(d)	1,100,000	1,100,000
TOTAL VIRGINIA		10,181,197
WASHINGTON - 0.8%
Housing - 0.2%
Seattle Wash Hsg Auth Rev Series 2023, 5% 6/1/2027	765,000	792,795
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (b)	1,407,000	1,454,326
		2,247,121
Transportation - 0.4%
Port Seattle WA Rev Series 2018A, 5% 5/1/2027 (c)	2,610,000	2,725,845
Port Seattle WA Rev Series 2019, 5% 4/1/2025 (c)	335,000	337,310
Port Seattle WA Rev Series 2022B, 5% 8/1/2025 (c)	1,600,000	1,621,209
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	995,000	1,029,170
Port Seattle WA Rev Series B, 5% 10/1/2027 (c)	635,000	652,888
		6,366,422
Water & Sewer - 0.2%
King Cnty WA Swr Rev 0.875% tender 1/1/2042 (b)	3,430,000	3,329,456
TOTAL WASHINGTON		11,942,999
WEST VIRGINIA - 0.3%
Health Care - 0.3%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 E, 3.76% 6/1/2033 VRDN (b)	4,760,000	4,760,000
WISCONSIN - 0.9%
Education - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2024	2,835,000	2,835,000
Wisconsin St Health & Edl Facs Auth Rev (Marquette University, WI Proj.) 5% 10/1/2025	585,000	596,532
		3,431,532
General Obligations - 0.1%
Milwaukee WI Gen. Oblig. 2% 3/1/2027	1,965,000	1,895,556
Health Care - 0.2%
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2024	2,825,000	2,825,000
Housing - 0.1%
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (b)	1,205,000	1,216,523
Industrial Development - 0.2%
Wisconsin St Health & Edl Facs Auth Rev (WI Forensic Science Proj Proj.) Series 2024, 5% 8/1/2027 (f)	3,040,000	3,125,675
Transportation - 0.1%
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2024 (c)	150,000	150,259
Milwaukee Cnty WI Arpt Rev Series 2023 A, 5% 12/1/2026 (c)	510,000	529,436
Milwaukee Cnty WI Arpt Rev Series 2023B, 5% 12/1/2024 (c)	1,040,000	1,041,794
		1,721,489
TOTAL WISCONSIN		14,215,775
WYOMING - 1.0%
Electric Utilities - 1.0%
Lincoln Cnty Wyo Environmental Impt Rev (Pacificorp Proj.) Series 1995, 3.65% 11/1/2025 VRDN (b)(c)	8,800,000	8,800,000
Lincoln Cnty Wyo Pcr (Pacificorp Proj.) 3.6% 11/1/2024 VRDN (b)	800,000	800,000
Sweetwater Cnty WY Pcr (Pacificorp Proj.) 3.6% 11/1/2024 VRDN (b)	3,940,000	3,940,000
		13,540,000
TOTAL WYOMING		13,540,000
TOTAL MUNICIPAL SECURITIES (Cost $1,475,245,058)		1,479,278,379

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $6,366,839)	3.50	6,365,567	6,366,840

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,481,611,897)	1,485,645,219
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(25,544,375)
NET ASSETS - 100.0%	1,460,100,844

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,989,925 or 1.8% of net assets.

(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $92,234,727 or 6.5% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ep Machuca Lp Participating VRDN Series MIZ 91 04, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	8/05/22	2,325,282

Indiana Fin Auth Exempt Fac Rev Series 2024 MS0022, 3.65% tender 3/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	2/12/24	18,300,000

Miami Dade County Hsg Multifamily Hsg Rev Participating VRDN Series Floater MIZ 90 87, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/22	1,015,000

Nat Fin Auth NH Specialty Bonds Series MS 00 23, 3.45%, tender 11/7/24 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah)	4/16/24	2,600,000

Philadelphia Auth for Indl Dev Participating VRDN Series MIZ 90 51, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	11/12/20	590,187

San Francisco City & County Multi-family Hsg Rev Participating VRDN Series MIZ 90 95, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	4/01/22	27,100,000

San Francisco City & County Multi-family Hsg Rev Participating VRDN Series MIZ 91 15, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	12/19/22 - 1/30/23	25,415,000

Steele Duncan Plaza LLC Participating VRDN Series MIZ 91 03, 3.47% 11/4/2024 (Liquidity Facility Mizuho Cap. Markets LLC)	8/11/22	1,642,775

Texas Affordable Hsg. Corp. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 24, 3.47% 11/12/24 (Liquidity Facility Mizuho Cap. Markets LLC)	1/27/23	13,246,483

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	46,002,000	319,447,033	359,082,172	577,612	(21)	-	6,366,840	0.3%
Total	46,002,000	319,447,033	359,082,172	577,612	(21)	-	6,366,840

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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